Vessels, Net - Additional Information (Detail)				3 Months Ended	12 Months Ended
	Nov. 30, 2020 USD ($)	Oct. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2019 Agreement Vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2019 USD ($)	Jul. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Net (gain)/loss on sale of vessels					$ 1,134,854	$ 485,516	$ 763,925
impairment charge			$ 305,607		714,895
34 Vessels [Member]
Property, Plant and Equipment [Line Items]
Debt instrument, collateral amount						787,185,762
36 Vessels [Member]
Property, Plant and Equipment [Line Items]
Debt instrument, collateral amount					798,061,787
Impairment Loss [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use			$ 653,079		714,895	993,916
Net Loss On Sale Of Vessels [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets	$ 1,134,854
Gas Enchanted [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration										$ 8,950,000
Impairment of long-lived assets held-for-use							1,937,822
Gas Legacy [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration											$ 4,990,000
Impairment of long-lived assets held-for-use							1,418,672
Gas Evoluzione [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration										$ 3,575,000
Impairment of long-lived assets held-for-use							604,774
Gas Sikousis [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration									$ 9,450,000
Impairment of long-lived assets held-for-use							842,332
Gas Marathon, Gas Sincerity and Gas Texiana [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration									$ 12,700,000
Impairment of long-lived assets held-for-use							3,358,363
Gas Defiance, Gas Shuriken, Gas Haralambos and Eco Lucidity [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use							$ 3,189,858
Number of joint venture agreements | Agreement				4
Interest acquired on joint venture agreements				49.90%
Number of vessel owning companies | Vessel				4
Gas Ethereal [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration								$ 10,900,000
Gas Sincerity Gas Texiana [Member]
Property, Plant and Equipment [Line Items]
Net (gain)/loss on sale of vessels						$ 485,516
Gas Nemesis II [Member]
Property, Plant and Equipment [Line Items]
impairment charge					$ 2,489,333
Due From unaffiliated third Parties		$ 4,500,000
Vessel Delivery Date		Nov. 02, 2020
Gas Pasha [Member]
Property, Plant and Equipment [Line Items]
Due From unaffiliated third Parties	$ 900,000
Vessel Delivery Date	Dec. 07, 2020